Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2012	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Related Party Transaction [Line Items]
Net payables to related parties				$ 1,959
Repayments of amounts due to related party		$ 1,959
Affiliated Entity | Services Agreement
Related Party Transaction [Line Items]
Percentage of compensation cost owed to related party	10.00%
Related party service fees			$ 4,049